Note 2 – Related Party Transactions	3 Months Ended
Nov. 30, 2021
Related Party Transactions [Abstract]
Note 2 – Related Party Transactions

Note 2 – Related Party Transactions

During the three months ending November 30, 2021, the Company paid $125,815 in salaries, including socials benefits paid towards pension and disability funds, to two directors, compared to $105,000 for the three months ending November 30, 2020.

The Company had a balance outstanding at November 30, 2021 and at November 30, 2020 of $223,645 payable to Cannabics Inc. The advance is due on demand and bears no interest.